Schedule of Investments (unaudited) July 31, 2020	iShares® Inflation Hedged Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 90.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	54,219	$7,501,199

Total Investment Companies — 90.1% (Cost: $6,252,376)		7,501,199

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(a)(c)(d)	1,064	1,065
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(a)(c)	180,000	180,000

		181,065

Total Short-Term Investments — 2.2% (Cost: $181,065)		181,065

Total Investments in Securities — 92.3% (Cost: $6,433,441)		7,682,264

Other Assets, Less Liabilities — 7.7%		638,726

Net Assets — 100.0%		$8,320,990

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment CompanyAct of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$4,158	(a)	$—	$(3,093)	$—	$1,065	1,064	$2,894	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	118,000	62,000	(a)	—	—	—	180,000	180,000	3,250		—
iShares iBoxx $ Investment Grade Cor-porate Bond ETF	7,491,979	556,607		(1,081,161)	60,125	473,649	7,501,199	54,219	166,925		—

					$57,032	$473,649	$7,682,264		$173,069		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10 Year U.S. Treasury Note	3	09/21/20	$420	$3,745
10 Year U.S. Ultra Long Treasury Note	4	09/21/20	637	10,995
5 Year U.S. Treasury Note	1	09/30/20	126	696
Ultra Long U.S. Treasury Bond	2	09/21/20	456	17,326

				32,762

Short Contracts
2-Year U.S. Treasury Note	(1)	09/30/20	221	(220)
Long U.S. Treasury Bond	(1)	09/21/20	183	(4,892)

				(5,112)

				$27,650

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Inflation Hedged Corporate Bond ETF

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Reference	Frequency
		U.S. CPI Urban
0.25%	At Termination	Consumers NSA	At Termination	04/03/23	$(1,463)	$32,488	$18,320	$14,168
		U.S. CPI Urban
2.29	At Termination	Consumers NSA	At Termination	05/15/23	(2,164)	(105,185)	(14,068)	(91,117)
		U.S. CPI Urban
0.88	At Termination	Consumers NSA	At Termination	04/09/27	(392)	16,914	2,657	14,257
		U.S. CPI Urban
2.37	At Termination	Consumers NSA	At Termination	05/15/28	(1,775)	(158,963)	41	(159,004)
		U.S. CPI Urban
2.19	At Termination	Consumers NSA	At Termination	12/03/28	(2,663)	(183,625)	(74,540)	(109,085)
		U.S. CPI Urban
2.40	At Termination	Consumers NSA	At Termination	05/15/48	(362)	(107,593)	(30,782)	(76,811)
		U.S. CPI Urban
1.83	At Termination	Consumers NSA	At Termination	10/18/49	(418)	(12,405)	(11,789)	(616)

						$(518,369)	$(110,161)	$(408,208)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Inflation Hedged Corporate Bond ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$7,501,199	$—	$—	$7,501,199
Money Market Funds	181,065	—	—	181,065

	$7,682,264	$—	$—	$7,682,264

Derivative financial instruments(a)
Assets
Swaps	$—	$28,425	$—	$28,425
Futures Contracts	32,762	—	—	32,762
Liabilities
Swaps	—	(436,633)	—	(436,633)
Futures Contracts	(5,112)	—	—	(5,112)

	$27,650	$(408,208)	$—	$(380,558)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

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